UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04267

Institutional Fiduciary Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  6/30

Date of reporting period: 03/31/19

Item 1. Schedule of Investments.

	INSTITUTIONAL FIDUCIARY TRUST

Statement of Investments, March 31, 2019 (unaudited)
Money Market Portfolio
	Shares	Value
Management Investment Companies (Cost $21,199,635,717) 100.2%
[a] The U.S. Government Money Market Portfolio, 2.30%	21,199,635,717	$21,199,635,717
Other Assets, less Liabilities (0.2)%		(39,138,709)
Net Assets 100.0%		$21,160,497,008

[a]The rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

INSTITUTIONAL FIDUCIARY TRUST

Notes to Statement of Investments (unaudited)

Money Market Portfolio

1. ORGANIZATION

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Money Market Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

The Fund invests substantially all of its assets in The U.S Government Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. GAAP. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund’s Statement of Investments.

2. FINANCIAL INSTRUMENT VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee. At March 31, 2019, the Fund owned 87.1% of the Portfolio.

3. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At March 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

4. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|2

THE MONEY MARKET PORTFOLIOS

Statement of Investments, March 31, 2019 (unaudited)
The U.S. Government Money Market Portfolio
	Principal Amount	Value

Investments 105.6%
U.S. Government and Agency Securities 102.9%
[a] FFCB,$
4/01/19	661,530,000	$661,530,000
4/02/19	250,000,000	249,983,474
4/03/19	86,000,000	85,988,623
4/04/19	80,000,000	79,984,200
4/05/19	107,000,000	106,971,661
4/08/19	195,000,000	194,909,768
4/09/19	60,000,000	59,968,400
4/10/19	76,000,000	75,954,970
4/11/19	43,000,000	42,971,692
4/12/19	100,000,000	99,927,583
4/15/19	50,000,000	49,953,917
4/16/19	75,000,000	74,925,937
4/17/19	75,000,000	74,921,000
4/23/19	80,000,000	79,883,156
4/24/19	75,000,000	74,885,479
4/25/19	20,000,000	19,967,867
4/30/19	60,000,000	59,883,517
5/01/19	20,000,000	19,959,833
FHLB,
[a] 4/01/19	610,463,000	610,463,000
[a] 4/02/19	210,537,000	210,523,273
[a] 4/03/19	421,000,000	420,944,213
[a] 4/05/19	450,000,000	449,880,444
[a] 4/08/19	55,000,000	54,974,119
[a] 4/10/19	200,000,000	199,880,800
[a] 4/12/19	200,000,000	199,853,089
[a] 4/17/19	350,000,000	349,625,111
[a] 4/22/19	250,000,000	249,645,946
[a] 4/24/19	200,000,000	199,692,056
[a] 4/26/19	200,000,000	199,664,583
[a] 5/01/19	400,000,000	399,197,333
[a] 5/03/19	400,000,000	399,144,178
[a] 5/08/19	200,000,000	199,506,050
[a] 5/15/19	200,000,000	199,408,444
[a] 5/17/19	200,000,000	199,375,167
[a] 5/24/19	300,000,000	298,931,167
[b] FRN, 2.42%, (SOFR - 0.01%), 5/13/19	100,000,000	100,000,000
[b] FRN, 2.47%, (SOFR + 0.04%), 5/15/19	50,000,000	50,000,000
[b] FRN, 2.47%, (SOFR + 0.04%), 6/21/19	45,000,000	45,000,000
[b] FRN, 2.45%, (SOFR + 0.02%), 7/17/19	75,000,000	75,000,000
[b] FRN, 2.45%, (SOFR + 0.02%), 8/27/19	112,000,000	112,000,000
[b] FRN, 2.49%, (SOFR + 0.06%), 9/10/19	50,000,000	50,000,000
[b] FRN, 2.455%, (SOFR + 0.025%), 9/20/19	150,000,000	150,000,000
[b] FRN, 2.44%, (SOFR + 0.01%), 11/13/19	100,000,000	100,000,000
[b] FRN, 2.46%, (SOFR + 0.03%), 12/06/19	165,000,000	164,999,843
[b] FRN, 2.48%, (SOFR + 0.05%), 1/17/20	50,000,000	50,000,000
[b] FRN, 2.465%, (SOFR + 0.035%), 2/21/20	35,000,000	35,000,000
FHLMC,
[a] 4/01/19	840,000,000	840,000,000
[a] 4/18/19	300,000,000	299,660,283
[b] FRN, 2.42%, (SOFR - 0.01%), 4/17/19	150,000,000	150,000,000

Quarterly Statement of Investments | See Notes to Statement of Investments. | 0

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)
	Principal Amount	Value

Investments (continued)
U.S. Government and Agency Securities (continued)
FHLMC, (continued)
[b] FRN, 2.41%, (SOFR - 0.02%), 4/25/19	$100,000,000	$100,000,000
[b] FRN, 2.41%, (SOFR - 0.02%), 5/06/19	100,000,000	100,000,000
[b] FRN, 2.455%, (SOFR + 0.025%), 5/08/19	50,000,000	50,000,000
[b] FRN, 2.42%, (SOFR - 0.01%), 5/20/19	100,000,000	100,000,000
[b] FRN, 2.42%, (SOFR - 0.01%), 5/22/19	100,000,000	100,000,000
[b] FRN, 2.44%, (SOFR + 0.01%), 7/09/19	100,000,000	100,000,000
[b] FRN, 2.42%, (SOFR - 0.02%), 8/05/19	200,000,000	200,000,000
[b] FRN, 2.435%, (SOFR + 0.005%), 9/05/19	100,000,000	100,000,000
[b] FRN, 2.45%, (SOFR + 0.02%), 2/28/20	250,000,000	250,000,000
[a] FNMA,
4/01/19	800,000,000	800,000,000
4/02/19	800,000,000	799,949,333
4/03/19	455,769,000	455,709,117
4/10/19	25,000,000	24,985,000
4/17/19	209,286,000	209,062,848
4/24/19	350,000,000	349,463,781
[a] U.S. Treasury Bill,
4/02/19	510,000,000	509,966,008
4/04/19	683,000,000	682,864,528
4/09/19	800,000,000	799,575,111
4/11/19	750,000,000	749,499,167
4/16/19	500,000,000	499,497,500
4/18/19	600,000,000	599,318,937
4/23/19	575,000,000	574,140,625
4/25/19	300,000,000	299,515,000
4/30/19	534,960,000	533,938,991
5/02/19	450,000,000	449,072,583
5/07/19	800,000,000	798,080,000
5/09/19	750,000,000	748,091,292
5/14/19	300,000,000	299,140,000
5/16/19	600,000,000	598,200,000
5/21/19	75,000,000	74,747,917
5/23/19	600,000,000	597,924,333
5/28/19	300,000,000	298,882,333
5/30/19	600,000,000	597,635,083
6/06/19	683,000,000	679,982,278
7/05/19	100,000,000	99,373,264
7/11/19	150,000,000	148,960,542
7/18/19	150,000,000	148,924,500
7/25/19	450,000,000	446,478,125
8/08/19	150,000,000	148,688,500
8/15/19	300,000,000	297,223,333
U.S. Treasury Note, 1.25%, 4/30/19	400,000,000	399,623,064
Total U.S. Government and Agency Securities (Cost $24,993,453,269)		24,993,453,269

|1

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)
	Principal Amount	Value

Investments (continued)
[c] Repurchase Agreements 2.7%
Barclays Capital Inc., 2.40%, 4/01/19 (Maturity Value $40,002,667)
Collateralized by U.S. Treasury Notes, 2.75%, 2/15/24 (valued at $41,028,331)	$40,000,000	$40,000,000
Deutsche Bank Securities Inc., 2.55%, 4/01/19 (Maturity Value $92,006,517)
Collateralized by U.S. Treasury Bills, 2.533%, 6/06/19; and U.S. Treasury Notes, 1.00% –
2.75%, 11/30/19 – 2/15/24 (valued at $93,840,060)	92,000,000	92,000,000
Goldman Sachs & Co., 2.50%, 4/01/19 (Maturity Value $125,008,681)
Collateralized by U.S. Treasury Notes, 2.75%, 9/15/21 (valued at $127,572,360)	125,000,000	125,000,000
HSBC Securities Inc., 2.58%, 4/01/19 (Maturity Value $415,029,742)
Collateralized by U.S. Government and Agency Securities, 3.00% – 4.50%, 7/15/32 – 2/20/47;
and U.S. Treasury Strips, 3.675%, 11/15/38 (valued at $423,300,000)	415,000,000	415,000,000
Total Repurchase Agreements (Cost $672,000,000)		672,000,000
Total Investments (Cost $25,665,453,269) 105.6%		25,665,453,269
Other Assets, less Liabilities (5.6)%		(1,372,344,696)
Net Assets 100.0%		$24,293,108,573

See Abbreviations on page 3.

aThe security was issued on a discount basis with no stated coupon rate.
bThe coupon rate shown represents the rate at period end.
cAt March 31, 2019, all repurchase agreements had been entered into on March 29, 2019.

|2

THE MONEY MARKET PORTFOLIOS

Notes to Statement of Investments (unaudited)

The U.S. Government Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), Franklin Templeton Services, LLC, an affiliate of the investment manager, has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee.

3. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

At March 31, 2019, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

4. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

|3

THE MONEY MARKET PORTFOLIOS

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

For additional information on the Portfolio’s significant accounting policies, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

|4

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By    /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  May 24, 2019

By    /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 24, 2019